Restructuring, Acquisition and Integration-Related Costs (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve
Facility exit and restructuring costs	$ (153)	$ 278	$ 1,415
Total acquisition and integration-related Costs	18,397	31,790	20,953
Restructuring, Acquisition and Integration Related Costs	18,244	32,068	22,368
Restructuring Plan 2007
Restructuring Cost and Reserve
Facility exit and restructuring costs	(153)	278	1,121
Legacy Restructuring Plans
Restructuring Cost and Reserve
Facility exit and restructuring costs	$ 0	$ 0	$ 294